Accounts and Other Receivables	12 Months Ended
Mar. 31, 2011
Accounts and Other Receivables [Abstract]
ACCOUNTS AND OTHER RECEIVABLES

5. ACCOUNTS AND OTHER RECEIVABLES

Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2011	2010

Trade receivables	$118.3	$122.8
Other receivables and advances	22.5	34.5
Allowance for doubtful accounts	(2.7)	(2.3)

Total accounts and other receivables	$138.1	$155.0

The collectability of accounts receivable, consisting mainly of trade receivables, is reviewed on an ongoing basis. An allowance for doubtful accounts is provided for known and estimated bad debts by analysing specific customer accounts and assessing the risk of uncollectability based on insolvency, disputes or other collection issues.

The following are changes in the allowance for doubtful accounts:

	31 March
(Millions of US dollars)	2011	2010

Balance at beginning of period	$2.3	$1.4
Charged to expense	0.4	0.9

Balance at end of period	$2.7	$2.3